Issued Capital - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 481,052	$ 546,008
Transactions with owners in their capacity as owners:
Ending balance	$ 475,147	$ 527,599
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	498,626,208	482,639,654
Beginning balance	$ 910,405	$ 889,481
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares	553,226	262,000
Exercise of share options	$ 299	$ 231
Transaction costs arising on share issue		$ (19)
Total contributions of equity during the period, shares | shares	553,226	262,000
Total contributions of equity during the period	$ 299	$ 212
Share options reserve transferred to equity on exercise of options	$ 238	$ 287
Ending balance, Shares | shares	499,179,434	482,901,654
Ending balance	$ 910,942	$ 889,980